Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative liability	$ 0	$ 389,000	$ 2,606,000